Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2019	December 31, 2018
Insurance and other claims	$1,709	$1,761
Advances to suppliers and other assets	4,964	2,128
Prepaid vessel expenditure	—	840
Prepaid insurances	998	787
Other	461	698
Total	$8,132	$6,214